Loans and Allowance for Credit Losses	12 Months Ended
Dec. 31, 2025
Loans and Allowance for Credit Losses [Abstract]
Loans and Allowance for Credit Losses
Note C - Loans and Allowance for Credit Losses
Loans are comprised of the following at December 31:

	2025	2024
Residential real estate	$417,920	$373,534
Commercial real estate:
Owner-occupied	114,724	86,471
Nonowner-occupied	269,285	206,847
Construction	86,028	79,669
Commercial and industrial	167,099	158,440
Consumer:
Automobile	37,277	50,246
Home equity	50,605	42,473
Other	53,080	64,145
	1,196,018	1,061,825
Less: Allowance for credit losses	(11,519)	(10,088)

Loans, net	$1,184,499	$1,051,737

At December 31, 2025, net deferred loan origination fees were $357. At December 31, 2024, net deferred loan origination costs were $363. At December 31, 2025 net unaccreted loan purchase discounts were $833. At December 31, 2024 net unamortized loan purchase premiums were $398.

The following table presents the recorded investment of nonaccrual loans and loans past due 90 days or more and still accruing by class of loans as of December 31, 2025 and 2024:
December 31, 2025	Loans Past Due 90 Days And Still Accruing	Nonaccrual Loans With No ACL	Nonaccrual Loans With an ACL	Total Nonaccrual Loans

Residential real estate	$—	$324	$1,758	$2,082
Commercial real estate:
Owner-occupied	—	679	—	679
Nonowner-occupied	—	4,956	214	5,170
Construction	—	6,000	—	6,000
Commercial and industrial	1,171	942	8	950
Consumer:
Automobile	75	—	172	172
Home equity	—	24	294	318
Other	12	—	103	103
Total	$1,258	$12,925	$2,549	$15,474

December 31, 2024	Loans Past Due 90 Days And Still Accruing	Nonaccrual Loans With No ACL	Nonaccrual Loans With an ACL	Total Nonaccrual Loans

Residential real estate	$49	$—	$1,931	$1,931
Commercial real estate:
Owner-occupied	—	680	136	816
Nonowner-occupied	—	—	158	158
Construction	—	—	—	—
Commercial and industrial	—	962	90	1,052
Consumer:
Automobile	39	—	379	379
Home equity	—	26	338	364
Other	28	—	117	117
Total	$116	$1,668	$3,149	$4,817

As of January 1, 2024, total nonaccrual loans were $2,392. The Company recognized $60 and $97 of interest income in nonaccrual loans during the years ended December 31, 2025 and 2024, respectively.

The following table presents the aging of the recorded investment of past due loans by class of loans as of December 31, 2025 and 2024:
December 31, 2025	30-59 Days Past Due	60-89 Days Past Due	90 Days Or More Past Due	Total Past Due	Loans Not Past Due	Total
Residential real estate	$4,656	$1,523	$570	$6,749	$411,171	$417,920
Commercial real estate:
Owner-occupied	672	4,711	679	6,062	108,662	114,724
Nonowner-occupied	—	—	—	—	269,285	269,285
Construction	—	—	6,000	6,000	80,028	86,028
Commercial and industrial	248	35	2,113	2,396	164,703	167,099
Consumer:
Automobile	918	327	122	1,367	35,910	37,277
Home equity	194	64	149	407	50,198	50,605
Other	581	225	52	858	52,222	53,080

Total	$7,269	$6,885	$9,685	$23,839	$1,172,179	$1,196,018

December 31, 2024	30-59 Days Past Due	60-89 Days Past Due	90 Days Or More Past Due	Total Past Due	Loans Not Past Due	Total
Residential real estate	$3,294	$1,097	$984	$5,375	$368,159	$373,534
Commercial real estate:
Owner-occupied	773	—	816	1,589	84,882	86,471
Nonowner-occupied	2,294	—	—	2,294	204,553	206,847
Construction	—	—	—	—	79,669	79,669
Commercial and industrial	533	58	745	1,336	157,104	158,440
Consumer:
Automobile	791	414	349	1,554	48,692	50,246
Home equity	402	141	243	786	41,687	42,473
Other	716	260	98	1,074	63,071	64,145

Total	$8,803	$1,970	$3,235	$14,008	$1,047,817	$1,061,825

Credit Quality Indicators:

The Company categorizes loans into risk categories based on relevant information about the ability of borrowers to service their debt, such as: current financial information, historical payment experience, credit documentation, public information, and current economic trends, among other factors. These risk categories are represented by a loan grading scale from 1 through 11. The Company analyzes loans individually with a higher credit risk rating and groups these loans into categories called “criticized” and “classified” assets. The Company considers its criticized assets to be loans that are graded 8 and its classified assets to be loans that are graded 9 through 11. The Company’s risk categories are reviewed at least annually on loans that have aggregate borrowing amounts that meet or exceed $1,000.

The Company uses the following definitions for its criticized loan risk ratings:

Special Mention.  Loans classified as “special mention” are graded 8 and indicate considerable risk due to deterioration of repayment (in the earliest stages) due to potential weak primary repayment source, or payment delinquency. These loans will be under constant supervision, are not classified and do not expose the institution to sufficient risks to warrant classification. These deficiencies should be correctable within the normal course of business, although significant changes in company structure or policy may be necessary to correct the deficiencies. These loans are considered bankable assets with no apparent loss of principal or interest envisioned.  The perceived risk in continued lending is considered to have increased beyond the level where such loans would normally be granted.

The Company uses the following definitions for its classified loan risk ratings:

Substandard.  Loans classified as “substandard” are graded 9 and represent very high risk, serious delinquency, nonaccrual, or unacceptable credit. Repayment through the primary source of repayment is in jeopardy due to the existence of one or more well-defined weaknesses, and the collateral pledged may inadequately protect collection of the loans. Loss of principal is not likely if weaknesses are corrected, although financial statements normally reveal significant weakness. Loans are still considered collectible, although loss of principal is more likely than with special mention loans. Collateral liquidation is considered likely to satisfy debt.

Doubtful.  Loans classified as “doubtful” are graded 10 and display a high probability of loss, although the amount of actual loss at the time of classification is undetermined. This classification should be temporary until such time that actual loss can be identified, or improvements are made to reduce the seriousness of the classification. These loans exhibit all substandard characteristics with the addition that weaknesses make collection or liquidation in full highly questionable and improbable. This classification consists of loans where the possibility of loss is high after collateral liquidation based upon existing facts, market conditions, and value. Loss is deferred until certain important and reasonable specific pending factors that may strengthen the credit can be more accurately determined. These factors may include proposed acquisitions, liquidation procedures, capital injection, receipt of additional collateral, mergers, or refinancing plans. A doubtful classification for an entire credit should be avoided when collection of a specific portion appears highly probable with the adequately secured portion graded substandard.

Loss.  Loans classified as “loss” are graded 11 and are considered uncollectible and are of such little value that their continuance as bankable assets is not warranted.  This classification does not mean that the credit has absolutely no recovery or salvage value, but rather it is not practical or desirable to defer writing off this asset yielding such a minimum value even though partial recovery may be affected in the future.  Amounts classified as loss should be promptly charged off.

As of December 31, 2025 and 2024, and based on the most recent analysis performed, the risk category of commercial loans by class of loans was as follows:

	Term Loans Amortized Cost Basis by Origination Year
December 31, 2025	2025	2024	2023	2022	2021	Prior	Revolving Loans Amortized Cost Basis	Total

Commercial real estate:
Owner-occupied
Risk Rating
Pass	$33,907	$13,312	$18,663	$6,468	$5,279	$15,235	$1,574	$94,438
Special Mention	—	—	—	—	12,260	—	—	12,260
Substandard	—	—	—	—	4,191	2,036	1,799	8,026
Doubtful	—	—	—	—	—	—	—	—
Total	$33,907	$13,312	$18,663	$6,468	$21,730	$17,271	$3,373	$114,724

Current Period gross charge-offs	$—	$—	$—	$—	$—	$—	$—	$—

	Term Loans Amortized Cost Basis by Origination Year
December 31, 2025	2025	2024	2023	2022	2021	Prior	Revolving Loans Amortized Cost Basis	Total

Commercial real estate:
Nonowner-occupied
Risk Rating
Pass	$54,962	$35,753	$25,438	$37,616	$29,092	$68,754	$6,932	$258,547
Special Mention	—	—	1,603	—	—	—	—	1,603
Substandard	—	—	4,956	963	—	3,216	—	9,135
Doubtful	—	—	—	—	—	—	—	—
Total	$54,962	$35,753	$31,997	$38,579	$29,092	$71,970	$6,932	$269,285

Current Period gross charge-offs	$—	$—	$—	$—	$—	$—	$—	$—

	Term Loans Amortized Cost Basis by Origination Year
December 31, 2025	2025	2024	2023	2022	2021	Prior	Revolving Loans Amortized Cost Basis	Total

Commercial real estate:
Construction
Risk Rating
Pass	$34,799	$12,252	$9,561	$14,222	$1,203	$2,384	$4,300	$78,721
Special Mention	—	—	—	—	—	19	—	19
Substandard	—	—	612	6,000	—	—	676	7,288
Doubtful	—	—	—	—	—	—	—	—
Total	$34,799	$12,252	$10,173	$20,222	$1,203	$2,403	$4,976	$86,028

Current Period gross charge-offs	$—	$—	$—	$—	$—	$—	$—	$—

	Term Loans Amortized Cost Basis by Origination Year
December 31, 2025	2025	2024	2023	2022	2021	Prior	Revolving Loans Amortized Cost Basis	Total

Commercial and Industrial:
Risk Rating
Pass	$28,717	$8,759	$5,519	$20,266	$22,949	$38,192	$27,598	$152,000
Special Mention	—	—	—	—	—	—	2,550	2,550
Substandard	—	380	469	33	141	6,293	5,233	12,549
Doubtful	—	—	—	—	—	—	—	—
Total	$28,717	$9,139	$5,988	$20,299	$23,090	$44,485	$35,381	$167,099

Current Period gross charge-offs	$—	$45	$—	$12	$58	$—	$45	$160

	Term Loans Amortized Cost Basis by Origination Year
December 31, 2024	2024	2023	2022	2021	2020	Prior	Revolving Loans Amortized Cost Basis	Total

Commercial real estate:
Owner-occupied
Risk Rating
Pass	$13,762	$17,199	$7,441	$10,094	$4,787	$16,336	$583	$70,202
Special Mention	—	—	—	12,896	—	1,415	299	14,610
Substandard	79	—	—	—	136	844	600	1,659
Doubtful	—	—	—	—	—	—	—	—
Total	$13,841	$17,199	$7,441	$22,990	$4,923	$18,595	$1,482	$86,471

Current Period gross charge-offs	$—	$—	$—	$—	$—	$—	$—	$—

	Term Loans Amortized Cost Basis by Origination Year
December 31, 2024	2024	2023	2022	2021	2020	Prior	Revolving Loans Amortized Cost Basis	Total

Commercial real estate:
Nonowner occupied
Risk Rating
Pass	$35,216	$11,377	$30,773	$31,465	$19,351	$66,312	$6,172	$200,666
Special Mention	—	1,636	—	—	—	—	—	1,636
Substandard	220	—	996	—	3,329	—	—	4,545
Doubtful	—	—	—	—	—	—	—	—
Total	$35,436	$13,013	$31,769	$31,465	$22,680	$66,312	$6,172	$206,847

Current Period gross charge-offs	$—	$—	$—	$—	$—	$—	$—	$—

	Term Loans Amortized Cost Basis by Origination Year
December 31, 2024	2024	2023	2022	2021	2020	Prior	Revolving Loans Amortized Cost Basis	Total

Commercial real estate:
Construction
Risk Rating
Pass	$13,865	$33,162	$27,678	$1,111	$266	$2,647	$93	$78,822
Special Mention	—	—	—	—	—	38	—	38
Substandard	—	638	—	—	—	171	—	809
Doubtful	—	—	—	—	—	—	—	—
Total	$13,865	$33,800	$27,678	$1,111	$266	$2,856	$93	$79,669

Current Period gross charge-offs	$—	$—	$—	$—	$—	$—	$—	$—

	Term Loans Amortized Cost Basis by Origination Year
December 31, 2024	2024	2023	2022	2021	2020	Prior	Revolving Loans Amortized Cost Basis	Total

Commercial and Industrial
Risk Rating
Pass	$17,260	$7,875	$24,843	$25,894	$20,648	$25,593	$21,785	$143,898
Special Mention	446	—	—	—	—	178	6,476	7,100
Substandard	2,039	226	60	480	205	—	4,432	7,442
Doubtful	—	—	—	—	—	—	—	—
Total	$19,745	$8,101	$24,903	$26,374	$20,853	$25,771	$32,693	$158,440

Current Period gross charge-offs	$219	$—	$—	$1	$—	$—	$1	$221

The Company considers the performance of the loan portfolio and its impact on the ACL.  For residential and consumer loan classes, the Company evaluates credit quality based on the aging status of the loan, which was previously presented, and by payment activity. The following table presents the recorded investment of residential and consumer loans by class of loans based on repayment activity as of December 31, 2025 and 2024:

	Term Loans Amortized Cost Basis by Origination Year
December 31, 2025	2025	2024	2023	2022	2021	Prior	Revolving Loans Amortized Cost Basis	Total

Residential Real Estate:
Payment Performance
Performing	$70,687	$63,505	$51,608	$34,817	$41,803	$119,416	$34,002	$415,838
Nonperforming	—	415	201	430	26	1,010	—	2,082
Total	$70,687	$63,920	$51,809	$35,247	$41,829	$120,426	$34,002	$417,920

Current Period gross charge-offs	$—	$100	$—	$15	$23	$15	$—	$153

	Term Loans Amortized Cost Basis by Origination Year
December 31, 2025	2025	2024	2023	2022	2021	Prior	Revolving Loans Amortized Cost Basis	Total

Consumer:
Automobile
Payment Performance
Performing	$10,413	$7,814	$9,907	$6,831	$1,672	$393	$—	$37,030
Nonperforming	32	63	46	106	—	—	—	247
Total	$10,445	$7,877	$9,953	$6,937	$1,672	$393	$—	$37,277

Current Period gross charge-offs	$34	$251	$338	$118	$12	$16	$—	$769

	Term Loans Amortized Cost Basis by Origination Year
December 31, 2025	2025	2024	2023	2022	2021	Prior	Revolving Loans Amortized Cost Basis	Total

Consumer:
Home Equity:
Payment Performance
Performing	$—	$4	$19	$—	$100	$140	$50,024	$50,287
Nonperforming	—	—	—	—	—	—	318	318
Total	$—	$4	$19	$—	$100	$140	$50,342	$50,605

Current Period gross charge-offs	$—	$—	$—	$—	$—	$—	$31	$31

	Term Loans Amortized Cost Basis by Origination Year
December 31, 2025	2025	2024	2023	2022	2021	Prior	Revolving Loans Amortized Cost Basis	Total

Consumer:
Other
Payment Performance
Performing	$11,889	$12,012	$6,005	$4,696	$3,425	$1,535	$13,403	$52,965
Nonperforming	3	40	23	23	7	19	—	115
Total	$11,892	$12,052	$6,028	$4,719	$3,432	$1,554	$13,403	$53,080

Current Period gross charge-offs	$346	$148	$162	$76	$73	$29	$376	$1,210

	Term Loans Amortized Cost Basis by Origination Year
December 31, 2024	2024	2023	2022	2021	2020	Prior	Revolving Loans Amortized Cost Basis	Total

Residential Real Estate:
Payment Performance
Performing	$57,385	$57,546	$40,026	$46,067	$38,969	$98,084	$33,477	$371,554
Nonperforming	—	234	435	83	54	1,174	—	1,980
Total	$57,385	$57,780	$40,461	$46,150	$39,023	$99,258	$33,477	$373,534

Current Period gross charge-offs	$—	$—	$15	$—	$—	$27	$—	$42

	Term Loans Amortized Cost Basis by Origination Year
December 31, 2024	2024	2023	2022	2021	2020	Prior	Revolving Loans Amortized Cost Basis	Total

Consumer:
Automobile
Payment Performance
Performing	$13,643	$18,133	$12,693	$3,686	$1,268	$405	$—	$49,828
Nonperforming	145	162	77	12	5	17	—	418
Total	$13,788	$18,295	$12,770	$3,698	$1,273	$422	$—	$50,246

Current Period gross charge-offs	$91	$364	$232	$34	$22	$7	$—	$750

	Term Loans Amortized Cost Basis by Origination Year
December 31, 2024	2024	2023	2022	2021	2020	Prior	Revolving Loans Amortized Cost Basis	Total

Consumer:
Home Equity
Payment Performance
Performing	$317	$—	$61	$152	$—	$—	$41,579	$42,109
Nonperforming	—	—	—	—	—	—	364	364
Total	$317	$—	$61	$152	$—	$—	$41,943	$42,473

Current Period gross charge-offs	$—	$—	$—	$—	$—	$—	$—	$—

	Term Loans Amortized Cost Basis by Origination Year
December 31, 2024	2024	2023	2022	2021	2020	Prior	Revolving Loans Amortized Cost Basis	Total

Consumer:
Other
Payment Performance
Performing	$13,110	$18,442	$8,768	$6,580	$2,367	$973	$13,760	$64,000
Nonperforming	3	50	14	46	25	7	—	145
Total	$13,113	$18,492	$8,782	$6,626	$2,392	$980	$13,760	$64,145

Current Period gross charge-offs	$443	$192	$156	$107	$52	$29	$495	$1,474

The Company originates residential, consumer, and commercial loans to customers located primarily in the southeastern areas of Ohio as well as the western counties of West Virginia.  Approximately 3.73% of total loans were unsecured at December 31, 2025, down from 4.16% at December 31, 2024.
Modifications to Borrowers Experiencing Financial Difficulty:

Occasionally, the Company modifies loans to borrowers experiencing financial difficulty.  These modifications may include one or a combination of the following: a reduction of the stated interest rate of the loan; an extension of the maturity date at a stated rate of interest lower than the current market rate for new debt with similar risk; a reduction in the contractual principal and interest payments of the loan; or short-term interest-only payment terms. All modifications to borrowers experiencing financial difficulty are considered to be impaired.

During the years ended December 31, 2025 and 2024, the Company experienced no new modifications to borrowers experiencing financial difficulty.

The following table presents the activity in the ACL by portfolio segment for the years ended December 31, 2025 and 2024:
December 31, 2025	Residential Real Estate	Commercial Real Estate	Commercial & Industrial	Consumer	Total
Allowance for credit losses:
Beginning balance	$2,684	$3,653	$1,536	$2,215	$10,088
Provision for credit losses	164	1,660	241	700	2,765
Loans charged off	(153)	—	(160)	(2,010)	(2,323)
Recoveries	98	18	121	752	989
Total ending allowance balance	$2,793	$5,331	$1,738	$1,657	$11,519

December 31, 2024	Residential Real Estate	Commercial Real Estate	Commercial & Industrial	Consumer	Total
Allowance for credit losses:
Beginning balance	$2,213	$3,047	$1,275	$2,232	$8,767
Provision for credit losses	446	567	(3)	1,570	2,580
Loans charged off	(42)	—	(221)	(2,224)	(2,487)
Recoveries	67	39	485	637	1,228
Total ending allowance balance	$2,684	$3,653	$1,536	$2,215	$10,088

The following table presents the amortized cost basis of collateral dependent loans by class of loans as of December 31, 2025 and 2024:

	Collateral Type
December 31, 2025	Real Estate	Business Assets	Total
Residential real estate	$1,301	$544	$1,845
Commercial real estate:
Owner-occupied	4,885	140	5,025
Nonowner-occupied	5,062	—	5,062
Construction	7,288	—	7,288
Commercial & Industrial	543	1,257	1,800
Consumer:
Automobile	—	14	14
Home equity	75	—	75
Other	39	21	60
Total collateral dependent loans	$19,193	$1,976	$21,169

	Collateral Type
December 31, 2024	Real Estate	Business Assets	Total
Residential real estate	$569	$—	$569
Commercial real estate:
Owner-occupied	804	140	944
Nonowner-occupied	110	—	110
Construction	637	—	637
Commercial & Industrial	285	3,044	3,329
Consumer:
Automobile	—	38	38
Home equity	50	26	76
Other	—	81	81
Total collateral dependent loans	$2,455	$3,329	$5,784

The recorded investment of a loan excludes accrued interest and net deferred origination fees and costs due to immateriality.

Nonaccrual loans and loans past due 90 days or more and still accruing include both smaller balance homogenous loans that are collectively evaluated for impairment and individually classified as impaired loans.

The Company transfers loans to other real estate owned (“OREO”), at fair value less cost to sell, in the period the Company obtains physical possession of the property (through legal title or through a deed in lieu). The Company had no OREO for residential real estate properties at December 31, 2025 and 2024, respectively. In addition, nonaccrual residential mortgage loans that are in the process of foreclosure had a recorded investment of $788 and $342 as of December 31, 2025 and 2024, respectively.